Commitments and Contingencies (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Commitments and Contingencies.
Rental expenses under operating leases	$ 263	$ 87	$ 515	$ 236